SUPPLEMENT dated August 28, 2007

                              To the PROSPECTUS of

                   Mellon Institutional Group of Equity Funds:
                   -------------------------------------------
                     The Boston Company Large Cap Core Fund
                     The Boston Company Small Cap Value Fund
                    The Boston Company Small Cap Growth Fund
                  The Boston Company Small/Mid Cap Growth Fund
             The Boston Company Small Cap Tax-Sensitive Equity Fund
              The Boston Company Emerging Markets Core Equity Fund
                The Boston Company International Core Equity Fund
                 The Boston Company International Small Cap Fund
                   The Boston Company World ex-U.S. Value Fund

                             Dated February 1, 2007
               (As supplemented July 19, 2007 and August 7, 2007)
--------------------------------------------------------------------------------

The following modifies the information on page 21 under the heading "The Investment Adviser - Advisory services and fees":

For the period of September 1, 2007 through August 31, 2008, The Boston Company Asset Management LLC, the funds' investment adviser, has agreed to rebate 25% of its management fee to the following three funds: Emerging Markets Core Equity Fund, International Core Equity Fund, and International Small Cap Fund. This rebate will end on September 1, 2008, and on such date each fund's contractual advisory fee will again be in effect. This rebate will not change any existing voluntary total expense limitation arrangements that are in effect, as TBCAM will continue its commitment to maintain such total expense limitations during this rebate period.


The following modifies the information on page 22 under the heading "Fund Closures" in the above noted prospectus and replaces any contrary information set forth in the Prospectus supplement dated July 19, 2007:

International Small Cap Fund and International Core Equity Fund, each formally a Closed Fund, will be opened to all new investors effective September 1, 2007. Accordingly, the following replaces the table under the heading "Fund Closures":

--------------------------------------------------------------------------------

Fund                                                             Closing Date
----                                                             ------------
Small Cap Value Fund                                          August 31, 2006
Small Cap Growth Fund                                            July 6, 2007
Small Cap Tax-Sensitive Equity Fund                              July 6, 2007
--------------------------------------------------------------------------------

Please review the description of the conditions involved in the closing of these funds set forth under the heading "Fund Closures" on page 22 in the above noted prospectus.

For further information, please contact your retirement plan administrator, investment adviser, broker-dealer or other financial professional or call the Mellon Institutional Funds at 1-800-221-4795.


           INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
                              FOR FUTURE REFERENCE

                        SUPPLEMENT dated August 28, 2007

                  To the STATEMENT OF ADDITIONAL INFORMATION of

                   Mellon Institutional Group of Equity Funds
                   ------------------------------------------
                     The Boston Company Large Cap Core Fund
                     The Boston Company Small Cap Value Fund
                    The Boston Company Small Cap Growth Fund
                  The Boston Company Small/Mid Cap Growth Fund
             The Boston Company Small Cap Tax-Sensitive Equity Fund
              The Boston Company Emerging Markets Core Equity Fund
                The Boston Company International Core Equity Fund
                 The Boston Company International Small Cap Fund
                   The Boston Company World ex-U.S. Value Fund

                             Dated: February 1, 2007
               (as supplemented July 19, 2007 and August 7, 2007)

--------------------------------------------------------------------------------

The following modifies the information beginning on page 44 under the heading "Management - Investment Adviser":

For the period of September 1, 2007 through August 31, 2008, The Boston Company Asset Management LLC, the funds' investment adviser, has agreed to rebate 25% of its management fee to the following three funds: Emerging Markets Core Equity Fund, International Core Equity Fund, and International Small Cap Fund. This rebate will end on September 1, 2008, and on such date each fund's contractual advisory fee will again be in effect. This rebate will not change any existing voluntary total expense limitation arrangements that are in effect, as TBCAM will continue its commitment to maintain such total expense limitations during this rebate period.












                  INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
                     THE STATEMENT OF ADDITIONAL INFORMATION
                              FOR FUTURE REFERENCE

                        SUPPLEMENT dated August 28, 2007

                              To the PROSPECTUS of

                   Mellon Institutional Group of Equity Funds:
                   -------------------------------------------
              The Boston Company International Core Equity Fund II
                   The Boston Company Small Cap Value Fund II

                               Dated June 27, 2007
               (as supplemented July 19, 2007 and August 7, 2007)
--------------------------------------------------------------------------------

The following modifies the information on page 12 under the heading "The Investment Adviser - Advisory services and fees":

For the period of September 1, 2007 through August 31, 2008, The Boston Company Asset Management LLC, the funds' investment adviser, has agreed to rebate 25% of its management fee to the International Core Equity Fund II. This rebate will end on September 1, 2008, and on such date the International Core Equity Fund II's contractual advisory fee will again be in effect. This rebate will not change any existing voluntary total expense limitation arrangements that are in effect, as TBCAM will continue its commitment to maintain such total expense limitations during this rebate period.















           INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
                              FOR FUTURE REFERENCE

                        SUPPLEMENT dated August 28, 2007

                  To the STATEMENT OF ADDITIONAL INFORMATION of

                   Mellon Institutional Group of Equity Funds
                   ------------------------------------------
              The Boston Company International Core Equity Fund II
                   The Boston Company Small Cap Value Fund II

                              Dated: June 27, 2007
               (as supplemented July 19, 2007 and August 7, 2007)

--------------------------------------------------------------------------------


The following modifies the information beginning on page 29 under the heading "Management - Investment Adviser":

For the period of September 1, 2007 through August 31, 2008, The Boston Company Asset Management LLC, the funds' investment adviser, has agreed to rebate 25% of its management fee to the International Core Equity Fund II. This rebate will end on September 1, 2008, and on such date the International Core Equity Fund II's contractual advisory fee will again be in effect. This rebate will not change any existing voluntary total expense limitation arrangements that are in effect, as TBCAM will continue its commitment to maintain such total expense limitations during this rebate period.















                  INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
                     THE STATEMENT OF ADDITIONAL INFORMATION
                              FOR FUTURE REFERENCE